STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2011		$ 12,750	$ 33,849	$ 2,866,428	$ (2,852,598)	$ 60,429
Beginning Balance, Shares at Dec. 31, 2011	100	12,750,000	33,848,520
Sale of Common Stock, Amount			523	179,477		180,000
Sale of Common Stock, Shares			523,333
Issuance of Warrants				135,400		135,400
Issuance of Common Stock for reverse merger, Amount			48,000	4,752,000		4,800,000
Issuance of Common Stock for reverse merger, Shares			48,000,000
Issuance of Preferred Stock for compensation, Amount		2,000		198,000		200,000
Issuance of Preferred Stock for compensation, Shares		2,000,000
Net Loss					(5,836,369)	(5,836,369)
Ending Balance, Amount at Dec. 31, 2012		14,750	82,372	8,131,305	(8,688,967)	(460,540)
Ending Balance, Shares at Dec. 31, 2012	100	14,750,000	82,371,853
Sale of Common Stock, Amount			22,085	1,552,457		1,574,542
Sale of Common Stock, Shares			22,084,567
Issuance of Warrants				1,355,990		1,355,990
Issuance of Common Stock for debt and interest expense, Amount			35,280	2,548,900		2,584,180
Issuance of Common Stock for debt and interest expense, Shares			35,279,767
Issuance of Common Stock for services, Amount			5,421	767,744		773,165
Issuance of Common Stock for services, Shares			5,420,741
Issuance of Common Stock for acquisition, Amount			1,250	211,250		212,500
Issuance of Common Stock for acquisition, Shares			1,250,000
Issuance of Common Stock for deposits, Amount			400	191,600		192,000
Issuance of Common Stock for deposits, Shares			400,000
Net Loss					(6,148,350)	(6,148,350)
Ending Balance, Amount at Dec. 31, 2013		$ 14,750	$ 146,808	$ 14,759,246	$ (14,837,317)	$ 83,487
Ending Balance, Shares at Dec. 31, 2013	100	14,750,000	146,806,928